Schedule of investments
Delaware Investments Ultrashort Fund	December 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities — 0.57%
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-HQA2 M1 144A 6.037% (SOFR + 0.70%) 12/25/33 #, •	56,299	$ 56,146
FREMF Mortgage Trust Series 2017-K729 B 144A 3.674% 11/25/49 #, •	750,000	733,843
Total Agency Commercial Mortgage-Backed Securities (cost $801,143)		789,989

Collateralized Debt Obligations — 2.38%
Dryden Series 2020-83A X 144A 6.407% (TSFR03M + 1.01%, Floor 0.75%) 1/18/32 #, •	200,000	199,980
Goldentree Loan Management US CLO Series 2022-15A XR 144A 6.639% (TSFR03M + 1.30%, Floor 1.30%) 10/20/36 #, •	3,000,000	2,999,637
Symphony Series 2020-24A X 144A 6.474% (TSFR03M + 1.06%, Floor 0.80%) 1/23/32 #, •	100,000	99,988
Total Collateralized Debt Obligations (cost $3,300,000)		3,299,605

Corporate Bonds — 5.21%
Consumer Cyclical — 0.90%
General Motors Financial 6.169% (SOFR + 0.76%) 3/8/24 •	1,250,000	1,250,089
		1,250,089
Consumer Non-Cyclical — 1.44%
Gilead Sciences 3.70% 4/1/24	2,000,000	1,990,707
		1,990,707
Insurance — 1.97%
Athene Global Funding 144A 6.102% (SOFR + 0.70%) 5/24/24 #, •	1,490,000	1,488,931
Brighthouse Financial Global Funding 144A 6.126% (SOFR + 0.76%) 4/12/24 #, •	1,250,000	1,247,528
		2,736,459
Real Estate Investment Trusts — 0.90%
Public Storage 5.844% (SOFR + 0.47%) 4/23/24 •	1,250,000	1,249,984
		1,249,984
Total Corporate Bonds (cost $7,233,247)		7,227,239

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Schedule of investments
Delaware Investments Ultrashort Fund   (Unaudited)
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities — 32.66%
American Express Credit Account Master Trust Series 2021-1 A 0.90% 11/15/26	2,100,000	$ 2,024,331
Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	300,000	296,359
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	2,250,000	2,262,982
Barclays Dryrock Issuance Trust Series 2023-2 A 6.227% (SOFR + 0.90%) 8/15/28 •	2,000,000	2,003,358
BMW Vehicle Lease Trust
Series 2022-1 A3 1.10% 3/25/25	520,006	517,055
Series 2023-1 A3 5.16% 11/25/25	2,734,000	2,730,546

BMW Vehicle Owner Trust Series 2023-A A2B 5.767% (SOFR + 0.43%) 4/27/26 •	1,500,000	1,499,996
CARDS II Trust Series 2021-1A A 144A 0.602% 4/15/27 #	2,000,000	1,970,520
CarMax Auto Owner Trust Series 2021-2 A3 0.52% 2/17/26	1,200,747	1,174,110
Chase Issuance Trust Series 2022-A1 A 3.97% 9/15/27	2,490,000	2,456,413
Enterprise Fleet Financing
Series 2020-2 A2 144A 0.61% 7/20/26 #	72,520	72,266
Series 2021-3 A2 144A 0.77% 8/20/27 #	361,497	352,717
Series 2022-4 A2 144A 5.76% 10/22/29 #	1,088,535	1,091,793
Series 2023-3 A2 144A 6.40% 3/20/30 #	2,000,000	2,044,246

Ford Credit Auto Owner Trust Series 2020-B A4 0.79% 11/15/25	1,650,769	1,637,136
GM Financial Consumer Automobile Receivables Trust Series 2021-4 A3 0.68% 9/16/26	1,834,948	1,773,437
GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	791,551	790,117
Harley-Davidson Motorcycle Trust Series 2023-A A2B 5.868% (SOFR + 0.53%) 6/15/26 •	835,611	835,428
Hertz Vehicle Financing III Series 2022-3A A 144A 3.37% 3/25/25 #	1,000,000	996,234
Honda Auto Receivables Owner Trust Series 2021-1 A3 0.27% 4/21/25	249,465	246,437
Hyundai Auto Receivables Trust Series 2023-B A2B 5.818% (SOFR + 0.48%) 5/15/26 •	2,000,000	2,002,749
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	21,787	21,703
Master Credit Card Trust Series 2021-1A A 144A 0.53% 11/21/25 #	1,500,000	1,470,530
OCCU Auto Receivables Trust Series 2023-1A A2 144A 6.23% 4/15/27 #	1,000,000	1,004,353
2    NQ- D8 [1223] 0224 (3377135)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

PFS Financing Series 2021-A A 144A 0.71% 4/15/26 #	2,500,000	$ 2,461,528
Porsche Financial Auto Securitization Trust Series 2023-2A A2B 144A 5.917% (SOFR + 0.58%) 11/23/26 #, •	1,500,000	1,501,696
Toyota Auto Receivables Owner Trust
Series 2021-A A4 0.39% 6/15/26	1,511,000	1,449,459
Series 2022-C A2B 5.908% (SOFR + 0.57%) 8/15/25 •	312,696	312,839
Series 2023-A A3 4.63% 9/15/27	1,500,000	1,490,957

Verizon Master Trust Series 2021-2 A 0.99% 4/20/28	2,786,000	2,691,027
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.968% (SOFR + 0.63%) 3/22/27 •	2,000,000	2,003,694
World Omni Auto Receivables Trust
Series 2022-B A2A 2.77% 10/15/25	637,205	634,195
Series 2023-D A2B 5.918% (SOFR + 0.58%) 2/16/27 •	1,500,000	1,501,251
Total Non-Agency Asset-Backed Securities (cost $45,175,039)		45,321,462

Commercial Papers — 36.11%
Banking — 25.60%
Bank Of Montreal 5.911% 7/5/24	4,500,000	4,377,644
BPCE 5.805% 2/15/24	1,500,000	1,489,270
HSBC USA 6.521% 9/20/24	2,000,000	1,919,304
HSBC USA 6.477% 9/25/24	2,000,000	1,917,737
Lloyds Bank Corporate Markets 5.892% 5/3/24	3,015,000	2,958,831
National Bank Of Canada 5.808% 4/16/24	3,000,000	2,951,105
Natixis 5.844% 3/15/24	5,000,000	4,942,059
Natwest Markets
5.752% 2/6/24	400,000	397,589
5.825% 2/12/24	3,000,000	2,979,131
6.372% 5/21/24	2,000,000	1,956,184
Societe Generale
5.874% 5/6/24	2,000,000	1,961,885
5.921% 6/21/24	2,850,000	2,777,739

Toronto-Dominion 6.036% 5/16/24	5,000,000	4,896,869
		35,525,347
Brokerage — 5.78%
BofA Securities 7.568% 7/19/24	3,170,000	3,076,710
Citigroup Global Markets Inc.
5.756% 3/1/24	4,000,000	3,961,885
5.859% 5/1/24	1,000,000	981,506
		8,020,101
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Schedule of investments
Delaware Investments Ultrashort Fund   (Unaudited)
	Principalamount°	Value (US $)
Commercial Papers (continued)
Finance Companies — 1.63%
Toyota Industries Commercial Finance 5.474%	2,300,000	$ 2,270,285
		2,270,285
Natural Gas — 3.10%
NORTHERN ILL GAS 5.373%	4,300,000	4,299,359
		4,299,359
Total Commercial Papers (cost $50,082,901)		50,115,092
	Number of shares
Short-Term Investments — 23.12%
Money Market Mutual Funds — 0.04%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	14,978	14,978
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	14,979	14,979
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	14,979	14,979
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	14,979	14,979
		59,915
	Principal amount°
US Treasury Obligations — 23.08%
US Treasury Bills
5.30% 4/16/24^	11,300,000	11,128,507
5.446% 3/28/24^	6,700,000	6,616,903
5.483% 4/18/24^	14,500,000	14,276,443
		32,021,853
Total Short-Term Investments (cost $32,068,598)		32,081,768
Total Value of Securities—100.05% (cost $138,660,928)		138,835,155

Liabilities Net of Receivables and Other Assets—(0.05%)		(73,316)
Net Assets Applicable to 13,935,174 Shares Outstanding—100.00%		$138,761,839
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
4    NQ- D8 [1223] 0224 (3377135)

(Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $20,900,115, which represents 15.06% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
BofA – Bank of America
CLO – Collateralized Loan Obligation
FREMF – Freddie Mac Multifamily
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
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